Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14. RELATED PARTY TRANSACTIONS

Name of related parties	Relationships with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
Jian Guo Inns Beijing Ltd. (“Jian Guo Inns”)	Subsidiary of BTG
Shanghai Xin Zhi Trading Co., Ltd.	Noncontrolling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Noncontrolling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Noncontrolling interests of subsidiary
Dongguan Kanglv Co., Ltd.	Noncontrolling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Noncontrolling interest of subsidiary
Sun Yan	Noncontrolling interest of subsidiary
May Wu	Director of the Company
Related party transactions during the years ended December 31 is as follows:

	2008	2009	2010
Agency fees paid to Ctrip.com International, Ltd.	14,767	20,942	18,191
Rental fees paid to Jian Guo Inns	2,800	2,800	2,800
As of December 31, significant balances with related parties are as follows:
Due from related parties:

	2009	2010
Shanghai Xin Zhi Trading Co., Ltd.	2,058	3,114
Xiamen Shuiwu Co., Ltd.	1,078	—
Shanghai Dinuo Co., Ltd.	—	825
Fujian Yun Tong Co., Ltd.	—	1,170
Sun Yan	—	550

	3,136	5,659

The amount due from all the related parities represented the advance payment for dividends.
Due to related parties:

	2009	2010
Dongguan Kanglv Co., Ltd.	1,496	1,496
Ctrip.com International, Ltd.	1,360	1,421
May Wu	784	—
Jian Guo Inns	118	—
Fujian Yun Tong Co., Ltd.	57	—
Xiamen Shuiwu Co., Ltd.	—	1,265

	3,815	4,182

The amounts due from and due to related parties as of December 31, 2009 and 2010 mainly arose from the above transactions and payments made by the Company and related parties on behalf of each other. These amounts are not collateralized, free of interest and receivable or payable on demand.